Expense by nature (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Expense by Nature

Notes:

(i)

Service costs mainly comprise of licensing costs, revenue sharing fees paid to content creators and content delivery costs relating primarily to server, cloud services and bandwidth costs.

(ii)

During the years ended December 31, 2016, 2017 and 2018, the Group incurred expenses for the purpose of research and development of approximately RMB449 million, RMB797 million and RMB937 million, which comprised employee benefits expenses of RMB402 million, RMB724 million and RMB825 million, respectively.

No significant development expenses had been capitalized for the years ended December 31, 2016, 2017 and 2018.

(iii)	Employee benefits expenses

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	335	723	1,228
Welfare, medical and other expenses	184	204	293
Share-based compensation expenses	170	384	487
Contribution to pension plans	32	62	69
	721	1,373	2,077